Submission	Jan. 12, 2026
Submission [Line Items]
Central Index Key	0000882361
Registrant Name	Aptose Biosciences Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A